N-6	Nov. 21, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Nov. 21, 2025
Amendment Flag	false
Variable Universal Life Plus
Prospectus:
Item 4. Fee Table [Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2026, in all states/jurisdictions other than the states of California, New York, and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header rows titled “Cost of Insurance Charge,” Selected Monthly Premium Benefit Charge,” and “Additional Purchase Benefit Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured, Issue Age 0, Male, and related footnote, are amended to reflect the following changes. These changes will become effective on or about March 1, 2026, in the states/jurisdictions of California, New York, and Texas.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.007 (monthly) per $1,000 of net amount at risk	$0.005 (monthly) per $1,000 net amount at risk
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.14 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date
Minimum Charge[20]		$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.00 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit
[20]The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.
Periodic Charges [Table Text Block]	Update to Periodic Charges (Other than Portfolio Operating Expenses)Effective January 1, 2026, in all states/jurisdictions other than the states of California, New York, and Texas, under “Fee and Expense Tables” section, in the table titled “Periodic Charges (Other than Portfolio Operating Expenses),” under the sub-header rows titled “Cost of Insurance Charge,” Selected Monthly Premium Benefit Charge,” and “Additional Purchase Benefit Charge” the “Current Charge” for the Maximum Charge, Minimum Charge, and Charge for Insured, Issue Age 0, Male, and related footnote, are amended to reflect the following changes. These changes will become effective on or about March 1, 2026, in the states/jurisdictions of California, New York, and Texas.
Amount Deducted
Charge	When Charge is Deducted	Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.007 (monthly) per $1,000 of net amount at risk	$0.005 (monthly) per $1,000 net amount at risk
Selected Monthly Premium Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.09 (monthly) per $1.00 of Selected Monthly Premium, or $0.14 (monthly) per $1.00 of Specified Monthly Charges	The greater of $0.02 (monthly) per $1.00 of Selected Monthly Premium, or $0.03 (monthly) per $1.00 of Specified Monthly Charges
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date
Minimum Charge[20]		$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.00 (monthly) per $1,000 of additional purchase benefit amount
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit
[20]The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge[2]
Insurance Cost, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Insurance Cost (of Face Amount), Maximum [Percent]	0.007%
Insurance Cost (of Face Amount), Minimum [Percent]	0.005%
Variable Universal Life Plus | SelectedMonthlyPremiumBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Selected Monthly Premium Benefit Charge[15]
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on each Monthly Processing Date
Optional Benefit Charge, Representative [Text Block]
Charge for Insured Age 0, Male, Premier Non- Tobacco underwriting classification	$0.003 per $1.00 of Selected Monthly Premium	$0.0009 (monthly) per $1.00 of Selected Monthly Premium

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.09%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Variable Universal Life Plus | SpecifiedMonthlyChargesMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.14%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.03%
Variable Universal Life Plus | AdditionalPurchaseBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Additional Purchase Benefit Charge[18]
Optional Benefit Charge, When Deducted [Text Block]	Monthly Processing Date
Optional Benefit Charge, Representative [Text Block]
Charge for Insured, Issue Age 0, Male	$0.04 (monthly) per $1,000 of additional purchase benefit amount	$0.01 (monthly) per $1,000 of additional purchase benefit

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.04%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00%
Optional Benefit Expense, Footnotes [Text Block]	The Current Charge for the Minimum Charge for the Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 30, 33, 36, and 38. The Guaranteed Maximum Charge for the Minimum Charge of the Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Male or Female, Benefit added at Attained Age 0.